Document And Entity Information	May 23, 2023
Document Information [Line Items]
Entity, Registrant Name	THE RESERVE PETROLEUM COMPANY
Document, Type	8-K
Document, Period End Date	May 23, 2023
Entity, File Number	000-08157
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	73-0237060
Entity, Address, Address Line One	6801 Broadway Ext., Suite 300
Entity, Address, City or Town	Oklahoma City
Entity, Address, State or Province	OK
Entity, Address, Postal Zip Code	73116-9037
City Area Code	405
Local Phone Number	848-7551
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000083350